Activities of Orange Bank - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Received from banks	€ 577
Received from customers	201
Total	€ 778